Condensed consolidated Statement of Profit and Loss and other Comprehensive Income (Unaudited) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) € / shares	Jun. 30, 2024 EUR (€) € / shares
Profit or loss [abstract]
Revenue	€ 6,931
Cost of sales	(4,864)	197
Gross profit (loss)	2,067	197
Operating expenses
Other income	1
Administration expenses	(4,486)	(7,015)
Share-based payment (expense)/ credit	(438)	(1,045)
Operating loss	(2,856)	(7,863)
Net finance income
Finance income	72	(71)
Interest payable and similar expense	(23)	29
Finance costs		(320)
Derivative financial instruments at FVTPL	44	309
Net finance income/ (costs)	93	(53)
Share of losses of equity-accounted investees
(Loss) / profit before tax	(2,763)	(7,916)
Income tax expense	(76)	(32)
Total comprehensive (loss) / income for the year	(2,839)	(7,948)
Less: net (income) / loss attributable to non controlling interest	490
Net income / (loss) attributable to HTOO stockholders	€ (2,349)	€ (7,948)
Basic (loss)/ earnings per share | (per share)	€ (0.10)	€ (0.47)
Diluted (loss)/ earnings per share | (per share)	€ (0.10)	€ (0.47)